December 1, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:     Mr. Keith O'Connell
          Document Control - EDGAR

RE:       AXP Managed Series, Inc.
                  AXP Managed Allocation Fund
          File No.: 2-93801/811-4133

Dear Mr. O'Connell:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 36 (Amendment). This Amendment was filed electronically on November 25, 2003.

If you have any questions, please contact me at (612) 671-7981 or Mary Lou Lutz at (612) 678-1762.


Sincerely,



/s/ H. Bernt von Ohlen
-------------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel


HBVO/MLL